SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

The following table summarizes net sales to unaffiliated customers by segment:

	Three months ended November 30,
	2014	2013
	(In thousands)
EMEA	$371,191	$392,462
USCAN	144,707	95,940
LATAM	46,181	50,587
APAC	52,974	46,408

Total net sales to unaffiliated customers	$615,053	$585,397

Below the Company presents gross profit by segment:

	Three months ended November 30,
	2014	2013
	(In thousands)
EMEA	$49,706	$51,940
USCAN	24,629	13,750
LATAM	5,650	7,683
APAC	7,250	6,623

Total segment gross profit	87,235	79,996
Inventory step-up	(341)	(417)
Accelerated depreciation, restructuring and related costs	—	(471)
Costs related to acquisitions and integrations	(50)	—

Total gross profit	$86,844	$79,108

Below is a reconciliation of segment operating income to operating income and income from continuing operations before taxes:

	Three months ended November 30,
	2014	2013
	(In thousands)
EMEA	$20,039	$20,417
USCAN	11,393	3,859
LATAM	595	3,505
APAC	3,508	3,366

Total segment operating income	35,535	31,147
Corporate	(7,484)	(6,683)
Costs related to acquisitions and integrations	(1,053)	(635)
Restructuring and related costs	(5,579)	(3,372)
Accelerated depreciation	—	(108)
Inventory step-up	(341)	(417)

Operating income	21,078	19,932
Interest expense, net	(2,264)	(2,129)
Foreign currency transaction gains (losses)	(1,099)	(682)
Other income (expense), net	159	78

Income from continuing operations before taxes	$17,874	$17,199

The following table summarizes net sales to unaffiliated customers by segment:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
EMEA	$1,577,867	$1,405,882	$1,403,151
USCAN	475,050	400,449	375,521
LATAM	198,313	200,375	183,389
APAC	195,768	126,696	119,211

Total net sales to unaffiliated customers	$2,446,998	$2,133,402	$2,081,272

Below the Company presents gross profit by segment:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
EMEA	$206,268	$179,242	$175,669
USCAN	73,278	52,906	51,548
LATAM	26,239	28,409	32,734
APAC	26,767	22,345	19,969

Total segment gross profit	332,552	282,902	279,920
Inventory step-up	(1,468)	(138)	(677)
Accelerated depreciation and restructuring related costs	(1,076)	(1,585)	—

Total gross profit	$330,008	$281,179	$279,243

Below is a reconciliation of segment operating income to operating income and income from continuing operations before taxes:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
EMEA	$80,690	$67,320	$71,849
USCAN	30,418	16,643	15,441
LATAM	8,388	11,708	13,431
APAC	12,527	12,108	10,908

Total segment operating income	132,023	107,779	111,629
Corporate	(32,170)	(24,926)	(23,786)
Costs related to acquisitions	(6,021)	(2,661)	(1,425)
Restructuring and related costs	(9,618)	(13,687)	(9,256)
Accelerated depreciation	(107)	(1,058)	—
Asset impairment	(104)	(1,873)	(3,392)
Curtailment and settlement gains (losses)	(214)	(333)	310
Inventory step-up	(1,468)	(138)	(677)

Operating income	82,321	63,103	73,403
Interest expense, net	(8,217)	(7,162)	(7,675)
Foreign currency transaction gains (losses)	(2,206)	(2,426)	(243)
Other income (expense), net	434	217	1,342

Income from continuing operations before taxes	$72,332	$53,732	$66,827

The following table summarizes identifiable assets by segment:

	As of August 31,
	2014	2013	2012
	(In thousands)
Identifiable assets:
EMEA	$809,670	$735,684	$677,066
USCAN	458,109	303,553	313,935
LATAM	111,126	109,885	113,028
APAC	133,579	89,220	89,738

Total identifiable assets	$1,512,484	$1,238,342	$1,193,767

The following tables summarize depreciation and amortization and capital expenditures by segment:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
Depreciation and amortization expense:
EMEA	$21,832	$18,072	$17,534
USCAN	16,522	14,471	13,800
LATAM	4,128	5,010	3,731
APAC	5,422	3,898	3,719

Total depreciation and amortization expense	$47,904	$41,451	$38,784

Capital expenditures:
EMEA	$13,199	$9,157	$11,383
USCAN	12,235	10,373	11,548
LATAM	4,380	4,665	6,177
APAC	5,275	2,373	4,895

Total capital expenditures	$35,089	$26,568	$34,003

Revenue from External Customers by Products and Services [Table Text Block]

Globally, the Company operates in five product families: (1) custom performance colors, (2) masterbatch solutions, (3) engineered plastics, (4) specialty powders and (5) distribution services. The Company offers tolling services to customers primarily in the specialty powders product family. The consolidated net sales for these product families are as follows:

	Three months ended November 30,
	2014		2013
	(In thousands, except for %’s)
Custom performance colors	$48,078	8%	$44,941	8%
Masterbatch solutions	202,030	33	182,903	31
Engineered plastics	194,516	32	180,698	31
Specialty powders	82,357	13	86,947	15
Distribution services	88,072	14	89,908	15

Total consolidated net sales	$615,053	100%	$585,397	100%

The consolidated net sales for these product families are as follows:

	Year Ended August 31,
	2014		2013		2012
	(In thousands, except for %’s)
Custom performance colors	$186,667	8%	$164,128	8%	$125,595	6%
Masterbatch solutions	768,723	31	743,846	35	750,531	36
Engineered plastics	753,347	31	559,462	26	547,090	26
Specialty powders	350,510	14	308,620	14	314,965	16
Distribution services	387,751	16	357,346	17	343,091	16

Total consolidated net sales	$2,446,998	100%	$2,133,402	100%	$2,081,272	100%

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

Below is a summary of net sales by point of origin and long-lived assets by location:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
Net sales:
United States	$457,225	$383,964	$358,376
Germany	548,454	536,833	571,876
France	238,029	221,521	196,103
Other international	1,203,290	991,084	954,917

Total net sales	$2,446,998	$2,133,402	$2,081,272

	As of August 31,
	2014	2013	2012
	(In thousands)
Long lived assets:
United States	$95,349	$70,197	$76,699
Germany	22,716	23,316	23,020
France	22,758	21,854	22,832
Other international	113,098	95,154	103,325

Total long lived assets	$253,921	$210,521	$225,876